Organization and Business; Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Business; Business Combination

1. Organization and Business; Business Combination

Principal Business

NextNav Inc. and its consolidated subsidiaries (collectively “NextNav” or the “Company”) delivers next generation positioning, navigation and timing (“PNT”) solutions through network-based solutions, including the Pinnacle system. The Pinnacle system provides “floor-level” altitude service to any device with a barometric pressure sensor, including most off-the-shelf Android and iOS smartphones. The TerraPoiNT system is a terrestrial-based, encrypted network designed to overcome the limitations inherent in the space-based nature of global positioning system (“GPS”) through a network of specialized wide area location transmitters that broadcasts an encrypted PNT signal on a licensed 900 MHz spectrum.

Since its inception, NextNav has incurred recurring losses and generated negative cash flows from operations and has primarily relied upon debt and equity financings to fund its cash requirements.

Business Combination

On October 28, 2021, the Company consummated the previously announced business combination pursuant to the terms of the Agreement and Plan of Merger, dated as of June 9, 2021, by and among the Company, Spartacus Acquisition Corporation, a Delaware corporation (“Spartacus”), NextNav Holdings, LLC, a Delaware limited liability company (“Holdings”) and the other parties thereto (the “Business Combination”). As a result of the Business Combination, the Company changed its name from Spartacus Acquisition Shelf Corp. to NextNav Inc., and certain blocker entities formed by Holdings’ equity holders, Holdings and the various operating subsidiaries of Holdings became the Company’s wholly owned subsidiaries, with the equity holders of each of such blocker entities and Holdings and Spartacus’ stockholders becoming stockholders in NextNav.

While the legal acquirer in the Business Combination is Spartacus, for financial accounting and reporting purposes under accounting principles generally accepted in the United States (“U.S. GAAP”), Holdings is deemed to be the accounting acquirer, with the Business Combination being accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting. Accordingly, the reverse recapitalization was treated as the equivalent of Holdings issuing stock for the net assets of Spartacus, accompanied by a recapitalization. The net assets of Spartacus are stated at historical costs, with no goodwill or other intangible assets recorded.

1. Organization and Business; Business Combination

Principal Business

NextNav Inc. and its consolidated subsidiaries, (collectively “NextNav” or the “Company”) delivers next generation positioning, navigation and timing (“PNT”) solutions through network-based solutions, including the Pinnacle system. The Pinnacle system provides “floor-level” altitude service to any device with a barometric pressure sensor, including most off-the-shelf Android and iOS smartphones. The TerraPoiNT system is a terrestrial-based, encrypted network designed to overcome the limitations inherent in the space-based nature of GPS through a network of specialized wide area location transmitters that broadcasts an encrypted PNT signal on a licensed 900 MHz spectrum.

NextNav has devoted substantially all of its efforts to date to planning and organization, the development of its network, ongoing research and development programs, and securing adequate capital for anticipated operations. Since its inception, NextNav has incurred recurring losses and generated negative cash flows from operations and has primarily relied upon debt and equity financings to fund its cash requirements. Refer to the Business Combination section below.

Business Combination

On October 28, 2021 (the “Closing Date”), the Company consummated the previously announced business combination pursuant to the terms of the Agreement and Plan of Merger (the “Merger Agreement”), dated as of June 9, 2021, by and among the Company, Spartacus Acquisition Corporation, a Delaware corporation (“Spartacus”), NextNav Holdings, LLC, a Delaware limited liability company (“Holdings”) and the other parties thereto (the “Business Combination”). As a result of the Business Combination, the Company changed its name from Spartacus Acquisition Shelf Corp. to NextNav Inc., and certain blocker entities formed by Holdings equity holders, Holdings and the various operating subsidiaries of Holdings became the Company’s wholly owned subsidiaries, with the equity holders of each of such blocker entities and Holdings and Spartacus’ stockholders becoming stockholders in NextNav.

In connection with the closing of the Business Combination, Spartacus entered into subscription agreements, whereby the investors named therein (the “PIPE Investors”) committed to purchase an aggregate of $205.0 million shares of Class A common stock of Spartacus (the “Class A Common Stock”) at a price of $10.00 per share, which were issued immediately prior to the closing of the Business Combination (the “PIPE Financing”). The shares of Class A Common Stock issued to the PIPE Investors were converted into an equivalent number of shares of common stock of NextNav at the closing of the Business Combination on the Closing Date.

While the legal acquirer in the Business Combination is Spartacus, for financial accounting and reporting purposes under U.S. GAAP, Holdings is deemed to be the accounting acquirer, with the Business Combination being accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting. Accordingly, the reverse recapitalization was treated as the equivalent of Holdings issuing stock for the net assets of Spartacus, accompanied by a recapitalization. The net assets of Spartacus are stated at historical costs, with no goodwill or other intangible assets recorded.

Upon the closing of the Business Combination:

●	NextNav received $25.9 million in cash from Spartacus’ trust account in addition to $205.0 million from the PIPE Investors. In connection with the Business Combination, $177.1 million was paid for redemptions of the Class A Common Stock and the Company incurred $23.0 million of equity issuance costs, consisting of advisory, legal, share registration and other professional fees, which were recorded within additional paid-in capital as a reduction of proceeds;

●	17,444,293 shares of Spartacus Class A Common Stock held by stockholders prior to the Business Combination were redeemed from Spartacus’ trust account, leaving 2,555,707 shares of pre-existing Class A Common Stock outstanding after redemption, which were then converted into an equivalent number of shares of common stock of NextNav;

●	5,000,000 outstanding shares of Spartacus’ Class B Common Stock held by Spartacus Sponsor LLC (the “Sponsor”) converted into an aggregate of 5,000,000 shares of Class A Common Stock (the “Founder Shares”), and the Founder Shares were converted into an equivalent number of shares of common stock of NextNav;

●	All issued and outstanding shares of Holdings capital stock converted into an aggregate of 67,419,627 shares of common stock of NextNav where the aggregate consideration paid in the Business Combination to Holdings’ equity holders consisted of the 67,419,627 shares of common stock of NextNav, a warrant to purchase 4,320,133 shares of common stock of NextNav, and options for units in Holdings were converted by their terms into options to purchase 1,968,861 shares of common stock of NextNav;

●	Spartacus issued an aggregate of 20,500,000 shares of Class A Common Stock to the PIPE Investors pursuant to the closing of the PIPE Financing, which were converted into an equivalent number of shares of common stock of NextNav;

●	AT&T Services, Inc. and certain of its affiliates (“AT&T”) elected to exchange its outstanding warrants in Holdings for a new warrant to purchase 4,320,133 shares of common stock of NextNav at an exercise price of $0.01 (the “AT&T Warrant”) and the outstanding warrants in Holdings (“Financing Warrants”) issued in connection with the Financing Agreement were exercised by the holders and immediately converted into common stock of NextNav. Refer to Note 3 and 7 for further detail of the nature of these warrants; and

●	NextNav used a portion of the post-Business Combination proceeds to pay the outstanding balance at October 28, 2021 of $96.9 million on the outstanding debt of Holdings, which represented the full outstanding principal, accrued cash interest and paid-in-kind interest, and other applicable fees in connection with the Financing Agreement. Refer to Note 6 for further detail.

As a result of the foregoing transactions, as of the Closing Date and immediately following the completion of the Business Combination and the PIPE Financing, NextNav had the following outstanding securities:

●	95,475,334 shares of common stock;

●	Options to acquire an aggregate of 1,968,861 shares of common stock;

●	10,000,000 Public Warrants and 8,750,000 Private Placement Warrants, each exercisable for one share of common stock at a price of $11.50 per share; and

●	the AT&T Warrant, exercisable for 4,320,133 shares of common stock at a price of $0.01 per share.